MAJOR CUSTOMERS (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥) customer	Dec. 31, 2015 CNY (¥) customer	Dec. 31, 2014 CNY (¥) customer
MAJOR CUSTOMERS
Revenue	¥ 1,055,960	¥ 703,636	¥ 468,337
Revenue | Customer concentration
MAJOR CUSTOMERS
Number of customers generated over 10% of the Company's total revenues | customer	2	1	1
Revenue | Customer concentration | Customer A
MAJOR CUSTOMERS
Revenue	¥ 169,052	¥ 141,711	¥ 125,687
Revenue | Customer concentration | Customer B
MAJOR CUSTOMERS
Revenue	¥ 153,863